9. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET	6 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
NOTE 9. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

Summaries of property, equipment and leasehold improvements are as follows (in thousands):

	June 30,	December 31,
	2015	2014
	(unaudited)

Buildings and leasehold improvements	$75,679	$75,658
Furniture and fixtures	7,745	7,556
Equipment	6,221	6,215
Company automobiles	1,615	1,619
Total	91,260	91,048

Less: Accumulated depreciation and amortization	(12,562)	(10,896)
Property, equipment and leasehold improvements, net	$78,698	$80,152

Depreciation and amortization expense for the operations was approximately $1,877,000 and $1,966,000 for the six months ended June 30, 2015 and 2014, respectively, and $919,000 and $978,000 for the three months ended June 30, 2015 and 2014, respectively..

The following schedule provides an analysis of Fincera’s investment in property on operating leases and property held for lease by major classes as of June 30, 2015 and December 31, 2014 (in thousands):

	June 30,	December 31,
	2015	2014
	(unaudited)

Buildings and leasehold improvements	$62,876	$62,983
Equipment	5,261	5,269
Total	68,137	68,252

Less: Accumulated depreciation	(4,261)	(3,270)
Total	$63,876	$64,982